STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2013
Equity [Abstract]
STOCKHOLDERS' EQUITY

(14) STOCKHOLDERS’ EQUITY

The Company did not pay any cash dividends to its stockholders during the years ended September 30, 2013 and 2012. In accordance with the regulatory agreement, which is described more fully in Footnote 25, the Company is restricted from the payment of dividends or other capital distributions during the period of the agreement without prior written consent from its primary regulator.

During fiscal 2013, 2012 and 2011, the Company did not repurchase any shares of its own stock.